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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06591

Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2014
invesco.com/us MS-CE-QMINC-QTR-1 5/14 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.82%(a)

Alabama–0.80%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	$2,100	$2,294,397
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/36	3,060	3,423,987
				5,718,384
Alaska–0.64%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,065	4,551,906
Arizona–3.50%

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	2,050	2,153,730
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)	5.00%	07/01/36	3,450	3,807,489
Arizona (State of); Series 2008 A, COP (INS-AGM) (b)	5.00%	09/01/24	1,995	2,142,969
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/32	7,600	8,484,488
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	6.50%	07/01/34	450	465,093
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,780	2,921,169
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	971,080
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	2,525	2,650,947
Yuma (City of) Industrial Development Authority (Regional Medical Center);
Series 2014 A, Hospital RB	5.00%	08/01/20	500	569,580
Series 2014 A, Hospital RB	5.00%	08/01/21	800	913,168
				25,079,713
California–23.57%

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/35	3,570	1,307,905
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/36	5,770	1,998,613
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (f)(g)	5.00%	04/01/17	1,000	1,126,570
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	1,390	934,344
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	2,680	1,364,602
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	1,700	1,786,071
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/32	3,500	3,827,810
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,063,060
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/27	1,230	1,307,232
Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/30	1,450	1,508,609
Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/37	3,195	3,291,233
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/20	1,000	1,193,910
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	4,102,800
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	8,000	8,528,400
California (State of);
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,600	2,911,246
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	2,460	2,736,356
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,305	4,904,213
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	5,000	5,209,400
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(f)(g)	5.00%	01/01/28	5,000	6,449,000

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(e)	0.00%	08/01/29	$695	$367,766
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/40	4,685	1,281,675
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/41	4,965	1,289,212
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/42	5,265	1,293,768
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/43	3,460	806,595
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/44	4,825	1,032,936
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,770	5,440,424
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,775	821,204
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	1,980	860,429
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (f)	5.00%	01/15/20	5,000	5,612,300
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,522,350
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,360	3,981,508
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,325	3,598,141
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,250	3,654,398
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/35	6,000	6,664,380
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/43	6,510	7,214,122
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (f)(g)	5.00%	09/01/14	6,000	6,073,620
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/34	1,985	748,424
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (b)	5.00%	09/01/22	3,040	3,050,670
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(e)	0.00%	08/01/29	3,955	2,037,656
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	2,875	1,635,731
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (b)	5.00%	06/01/29	4,000	4,034,320
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/36	4,025	1,377,677
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/37	1,590	515,033
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/27	4,005	2,379,371
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	5,000	2,360,350
Regents of the University of California;
Series 2009 O, General RB	5.25%	05/15/39	500	573,550
Series 2013 AI, General RB (c)	5.00%	05/15/33	4,000	4,558,560
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	939,164
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	6,790	7,546,474
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/25	1,000	1,129,130
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/26	1,995	2,233,163
Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	5,835,950
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	4,320	4,846,522
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,921,050
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	09/01/30	3,300	1,676,631
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	615	678,376
William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	17,570	7,395,037
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/33	5,725	2,254,906
				168,793,947

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–3.23%

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. & Improvement Charter School RB (INS-SGI) (b)	5.25%	08/15/34	$3,585	$3,593,855
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	4,000	4,191,680
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/35	3,900	4,535,622
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,200	3,526,208
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/32	5,000	5,637,100
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	1,590	1,625,711
				23,110,176
Connecticut–0.64%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	4,300	4,573,824
Delaware–0.14%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	1,010,000
District of Columbia–3.52%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,910	1,911,165
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)	5.00%	10/01/27	575	650,394
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)	5.00%	10/01/28	265	297,995
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	10,000	10,169,900
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/26	380	434,055
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/27	380	429,613
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/28	760	853,419
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/27	3,040	3,567,531
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,590	2,706,654
Metropolitan Washington Airports Authority;
Series 2004 C-1, Ref. Airport System RB (g)(h)	5.00%	10/01/20	3,000	3,043,650
Series 2009 B, Airport System RB (INS-BHAC) (b)	5.00%	10/01/29	1,000	1,131,070
				25,195,446
Florida–14.64%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,156,480
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,145	2,389,744
Series 2013 C, Airport System RB	5.25%	10/01/38	2,500	2,764,950
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/19	2,950	3,438,844
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	5,110	6,013,141
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 B-2, TEMPS-70sm Continuing Care Community RB (d)	6.50%	05/15/20	2,320	2,334,198
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,250	1,422,988
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/27	995	1,122,579
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (f)(g)	5.25%	11/15/16	100	111,885
Series 2006 C, RB	5.25%	11/15/36	3,900	4,196,829
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	4,630	5,022,254
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	3,000	3,454,560
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	2,850	3,146,400
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,300	1,395,095

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	$2,500	$2,651,100
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	1,195	1,353,039
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation RB (INS-NATL) (b)	5.00%	10/01/30	2,995	3,157,868
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	2,500	2,774,125
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/28	1,000	1,106,450
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,040	1,146,756
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,640	1,789,814
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,750	1,909,863
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/31	7,855	8,825,799
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	2,110,510
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	325	344,201
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	2,700	3,243,240
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,330	3,789,707
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB (c)	5.00%	08/15/42	6,000	6,240,060
Series 2007, Hospital RB (c)	5.00%	08/15/42	12,000	12,480,120
Series 2007, Hospital RB	5.00%	08/15/42	6,000	6,240,060
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB	1.34%	01/01/49	3,938	2,347,222
Series 2014 B, Ref. Health Care RB	2.50%	01/01/49	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, Hospital RB	5.00%	07/01/25	500	548,660
Series 2014 A, Hospital RB	5.00%	07/01/27	500	536,585
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	01/01/26	1,545	1,585,958
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)	6.00%	10/01/29	2,000	2,652,840
				104,803,939
Georgia–2.29%

Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (f)(g)	5.00%	01/01/15	4,000	4,113,720
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR (f)	2.20%	04/02/19	1,000	1,013,320
Series 1994, PCR (f)	2.20%	04/02/19	2,000	2,026,640
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (f)	2.40%	04/01/20	3,200	3,224,704
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	6,000	6,023,460
				16,401,844
Hawaii–1.66%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,630	1,792,837
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,245,220
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/20	3,055	3,447,567
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	4,100	4,402,990
				11,888,614
Idaho–0.70%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/23	2,600	2,956,486
Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB (h)	6.00%	01/01/32	340	340,493
Regents of the University of Idaho; Series 2011, Ref. General RB (f)	5.25%	04/01/21	1,440	1,691,381
				4,988,360

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–17.07%

Bourbonnais (Village of) (Olivet Nazarene University);
Series 2013, Industrial Project RB	5.00%	11/01/44	$750	$767,033
Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	1,062,570
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/21	3,200	3,764,736
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/41	1,125	1,184,029
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	3,000	3,185,160
Chicago (City of) Board of Education;
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	5,730	5,774,522
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (i)	0.89%	03/01/36	1,000	971,430
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (b)	5.00%	01/01/27	3,600	3,614,040
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/23	1,070	1,150,764
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/24	1,035	1,104,697
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	3,970	4,338,654
Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	5,000	5,464,300
Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	4,350	4,406,071
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,030	2,128,455
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/32	2,540	2,791,003
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/37	2,540	2,759,532
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/23	1,435	1,611,577
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, RB	5.00%	10/01/20	1,000	1,128,880
Series 2013 A, RB	5.38%	10/01/22	1,180	1,338,026
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,300	1,337,752
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	2,875	3,044,855
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.00%	08/15/16	830	911,879
Series 2009 B, RB	5.38%	08/15/24	1,900	2,178,806
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	2,620	2,958,949
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,000	1,056,850
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	3,505	3,924,233
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,460	1,750,788
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	5,020	5,477,422
Series 2010 A, Ref. RB	6.00%	08/15/38	2,620	2,829,390
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	1,440	1,576,094
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,390	3,753,747
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS-NATL) (b)(j)	5.75%	06/15/26	8,480	8,321,594
Series 2010 A, RB	5.50%	06/15/50	2,300	2,471,373
Series 2012 B, RB (c)	5.00%	12/15/28	5,565	6,247,158
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	10,050	11,038,116
Illinois (State of);
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/29	1,960	2,155,236
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/21	2,250	2,569,815
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/29	1,000	1,086,740
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,010	1,090,982
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	750	797,925
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,275	5,021,757

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds (f)(g)	5.25%	12/01/14	$2,000	$2,051,420
				122,198,360
Indiana–3.60%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	3,595	3,676,031
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,000	3,379,320
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (h)	5.00%	07/01/40	3,480	3,629,570
Series 2013 A, Private Activity RB (h)	5.00%	07/01/35	500	525,695
Series 2013 A, Private Activity RB (h)	5.00%	07/01/48	525	542,404
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,690	2,738,447
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,000	1,130,600
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	3,000	3,336,390
Series 2013 F, RB (c)	5.00%	02/01/30	4,500	5,128,920
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/24	1,500	1,663,665
				25,751,042
Iowa–1.36%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/25	4,795	5,571,454
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/26	3,595	4,177,138
				9,748,592
Kansas–0.48%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,655	1,880,146
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,589,100
				3,469,246
Kentucky–2.55%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/30	1,900	2,091,444
Series 2010 A, Hospital RB	6.38%	06/01/40	1,625	1,818,131
Series 2010 A, Hospital RB	6.50%	03/01/45	2,050	2,302,498
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	3,000	3,354,510
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	1,860	2,147,668
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (f)	2.20%	08/01/19	1,000	1,029,460
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/33	3,000	3,367,440
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/35	2,000	2,161,440
				18,272,591
Louisiana–1.99%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	2,450	2,704,090
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/28	2,000	2,305,820
Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/31	2,000	2,251,020
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,265	2,372,338
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	770	834,757
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,465	1,574,274

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)

Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	$1,235	$1,321,067
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	770	850,858
				14,214,224
Maine–0.33%

Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/37	2,100	2,331,819
Maryland–1.14%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,495	2,553,183
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,031,770
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	2,440	2,598,893
				8,183,846
Massachusetts–4.66%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,180,287
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,350	2,589,160
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/36	9,565	11,212,954
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)	5.50%	07/01/36	3,100	3,596,372
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	5,620	6,258,544
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,225	1,445,488
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/35	5,325	6,068,210
				33,351,015
Michigan–0.94%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	3,400	3,761,318
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	1,855	2,116,036
Western Michigan University;
Series 2013, Ref. General RB	5.25%	11/15/30	400	447,568
Series 2013, Ref. General RB	5.25%	11/15/31	350	388,972
				6,713,894
Missouri–1.10%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	995	1,130,648
Series 2011 A, Ref. RB	5.50%	09/01/28	1,970	2,215,639
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,875	1,889,888
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/20	1,000	1,133,930
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/33	1,375	1,492,109
				7,862,214
Nebraska–1.93%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,500	5,811,685
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,670,625
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	4,800	5,322,624
				13,804,934
Nevada–1.99%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,500	1,632,585
Clark (County of);
Series 2004 A-1, Sub. Lien Airport System RB (f)(g)(h)	5.50%	07/01/14	5,000	5,022,250

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)

Series 2004 A-1, Sub. Lien Airport System RB (f)(g)(h)	5.50%	07/01/14	$2,000	$2,008,900
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (h)	5.00%	07/01/28	2,000	2,187,400
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,450	1,574,366
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	06/01/26	1,600	1,806,912
				14,232,413
New Jersey–6.84%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,990	2,184,781
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (h)	5.38%	01/01/43	1,000	1,072,230
Series 2013, Private Activity RB (h)	5.50%	01/01/26	1,000	1,166,090
Series 2013, RB (h)	5.00%	07/01/23	1,750	2,007,023
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/24	2,000	2,451,240
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	6,055,350
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(e)	0.00%	12/15/26	8,435	5,147,543
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,190,369
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/20	10,000	10,034,600
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/23	4,000	4,459,560
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	1,050	1,051,166
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	2,015	1,801,047
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,585	1,371,643
University of Medicine & Dentistry of New Jersey; Series 2004, COP (f)(g)	5.25%	06/15/14	2,000	2,004,280
				48,996,922
New Mexico–0.70%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,650	2,931,218
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	1,860	2,091,310
				5,022,528
New York–13.39%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,740	1,920,612
Series 2009, PILOT RB	6.38%	07/15/43	720	795,413
Long Island Power Authority; Series 2004 A, Electrical System General RB (g)	5.00%	09/01/34	1,500	1,515,555
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/24	1,500	1,762,575
Series 2013 A, RB	5.00%	11/15/38	1,680	1,835,165
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,724,336
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	2,900	3,257,338
New York (City of) Transitional Finance Authority;
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	4,615	5,303,835
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	3,695	4,223,570
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	3,695	4,215,921
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	1,725	1,949,371
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/37	7,155	7,929,457
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,535	1,716,913
New York (City of) Trust for Cultural Resources (Museum of Modern Art);
Series 2008 1A, Ref. RB (c)	5.00%	04/01/26	5,635	6,475,348
Series 2008 1A, Ref. RB (c)	5.00%	04/01/27	4,765	5,471,268
New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	5,200	6,006,104
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	5,200	5,959,772

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	$1,805	$2,286,773
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	5,805	6,665,882
New York (State of) Dormitory Authority;
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (b)	5.00%	02/15/27	1,500	1,650,015
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,050	2,281,445
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (h)(l)	13.55%	07/01/26	1,700	1,716,694
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,523,831
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,860	5,554,300
Series 2013 A, Jr. General RB	5.00%	05/01/19	2,000	2,336,820
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/40	5,100	5,612,040
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,770	1,899,015
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.00%	07/01/25	1,250	1,289,550
				95,878,918
North Carolina–3.84%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/39	13,600	14,461,424
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	1,525	1,678,415
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/42	5,110	5,612,926
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	1,102,101
North Carolina (State of) Turnpike Authority;
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	1,755	1,934,519
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/41	2,430	2,678,565
				27,467,950
North Dakota–0.39%

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,804,340
Ohio–6.26%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	1,450	1,552,124
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/33	9,100	10,035,480
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	6.50%	01/01/34	1,000	1,033,770
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,714,080
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,390	3,685,269
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,275,520
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	2,470	2,847,218
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	2,500	2,461,775
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	2,000	2,316,620
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (f)	5.75%	06/01/16	3,670	3,965,986
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	4,835	5,300,997
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/28	2,500	2,834,450
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR (f)	5.88%	06/01/16	930	1,000,903
Series 2010 C, Ref. PCR (f)	4.00%	06/03/19	2,825	2,825,000
				44,849,192

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.15%

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	$1,200	$1,105,632
Oregon–0.49%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	809,012
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (d)	6.38%	11/01/33	2,465	2,691,164
				3,500,176
Pennsylvania–1.85%

Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS-AMBAC) (b)	5.00%	12/01/34	5,000	5,101,300
Series 2012 A, Sub. RB	5.00%	12/01/20	1,370	1,611,737
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	2,850	3,018,178
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	1,750	1,828,067
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/23	1,500	1,723,395
				13,282,677
Puerto Rico–0.69%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	665	594,630
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.50%	08/01/42	1,245	1,013,891
First Subseries 2010 C, RB	5.25%	08/01/41	4,185	3,329,418
				4,937,939
Rhode Island–0.21%

Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS-AGM) (b)(h)	5.00%	07/01/21	1,500	1,505,490
South Carolina–1.42%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (f)(g)	5.25%	12/01/15	8,000	8,607,760
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,400	1,576,638
				10,184,398
Tennessee–0.41%

Tennessee Energy Acquisition Corp.;
Series 2006 A, Gas RB	5.25%	09/01/23	1,280	1,473,152
Series 2006 A, Gas RB	5.25%	09/01/26	1,275	1,480,505
				2,953,657
Texas–14.95%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/34	5,105	5,769,416
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (h)	4.85%	04/01/21	6,000	6,261,000
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	4,000	4,289,600
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/35	2,500	2,831,125
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,225	2,440,441
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (h)	5.25%	11/01/26	2,000	2,301,520
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	1,130	1,279,815
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	08/15/31	5,395	6,739,218
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,300	1,419,587
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(e)	0.00%	09/01/25	4,650	2,995,390
Houston (City of);
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,301,720
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	2,700	3,055,563
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/36	4,005	4,474,827

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/23	$420	$477,704
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,250	2,396,003
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	2,130	2,390,307
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	1,000	1,072,600
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(e)	0.00%	01/01/28	18,900	10,816,848
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(e)	0.00%	01/01/31	3,740	1,761,877
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,500	1,737,090
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,495	2,767,728
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	925	927,618
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/25	890	1,031,875
Series 2009 A, Financing System RB	5.00%	05/15/26	2,500	2,898,525
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,230	6,481,068
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	4,095	4,419,488
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	2,141,980
Series 2012, Gas Supply RB	5.00%	12/15/31	1,200	1,269,168
Series 2012, Gas Supply RB	5.00%	12/15/32	1,195	1,246,433
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,945	2,286,017
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/38	1,300	1,616,121
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/33	9,100	10,050,677
West Harris County Regional Water Authority; Series 2005, Water System RB (INS-AGM) (b)	5.00%	12/15/24	3,000	3,069,810
				107,018,159
Utah–0.28%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (g)(l)	13.04%	05/15/20	2,000	2,021,800
Vermont–0.35%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,524,225
Virgin Islands–0.37%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,400	2,626,776
Virginia–3.06%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,810,812
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,256,940
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (h)	5.50%	01/01/42	2,930	3,126,632
Series 2012, Sr. Lien RB (h)	6.00%	01/01/37	885	980,430
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (h)	5.00%	07/01/34	3,635	3,750,593
Series 2012, Sr. Lien RB (h)	5.00%	01/01/40	1,905	1,961,617
				21,887,024
Washington–4.55%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/25	925	1,071,622
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (b)	5.00%	01/01/34	1,705	1,741,146
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (f)(g)	5.13%	06/01/15	2,500	2,625,025

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	$3,000	$3,175,740
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (b)	5.25%	10/01/33	1,500	1,690,740
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	2,000	2,180,680
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	8,420	9,829,087
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	8,850	10,263,522
				32,577,562
Wisconsin–1.15%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,500	3,742,620
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/26	1,100	1,119,767
Series 2014, RB	5.13%	05/01/29	1,000	1,018,060
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,000	2,346,800
				8,227,247
TOTAL INVESTMENTS(m)–155.82% (Cost $1,029,289,345)				1,115,622,955
FLOATING RATE NOTE OBLIGATIONS–(27.76)%

Notes with interest and fee rates ranging from 0.58% to 0.83% at 05/31/14 and contractual maturities of collateral ranging from 06/01/25 to 10/01/52 (See Note 1D)(n)				(198,780,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.88)%				(213,900,000)
OTHER ASSETS LESS LIABILITIES–1.82%				13,040,491
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$715,983,446

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
Ctfs.	— Certificates
FTA	— Federal Transit Administration
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
Jr.	— Junior
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $12,631,299, which represented 1.76% of the Trust’s Net Assets.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $3,738,494 which represents less than 1% of the Trust’s Net Assets.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.4%
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Trust’s investments with a value of $341,164,871 are held by Dealer Trusts and serve as collateral for the $198,780,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Quality Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2014 was $40,486,076 and $41,554,349, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$88,964,202
Aggregate unrealized (depreciation) of investment securities	(4,660,909)
Net unrealized appreciation of investment securities	$84,303,293
Cost of investments for tax purposes is $1,031,319,662.

Invesco Quality Municipal Income Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.